Label	Element	Value
Royce Opportunity Select Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000709364_SupplementTextBlock

The Royce Fund

Supplement to the Prospectus Dated May 1, 2013

Royce Opportunity Select Fund

With respect to Royce Opportunity Select Fund, the sentence appearing directly below the bar chart under the heading “Calendar Year Total Returns” is hereby deleted in its entirety and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	Royce Opportunity Select Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a calendar quarter was 18.10% (quarter ended 3/31/12) and the lowest return for a calendar quarter was -26.25% (quarter ended 9/30/11).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.25%)